Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net as of September 30, 2025 and 2024 consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Purchased software, cost	$1,279,428	$990,599
Purchased patent, cost	2,221,085	2,221,085
Capitalized software, cost	3,416,546	3,443,164
Total intangible assets, at cost	6,917,059	6,654,848
Less: accumulated amortization	(3,336,179)	(2,393,586)
Intangible assets, net	$3,580,880	$4,261,262

Schedule of Estimated Future Amortization Expense for Intangible Assets

Estimated future amortization expense for intangible assets is as follows as of September 30, 2025:

Years ending September 30,	Amortization expense
2026	$974,111
2027	974,111
2028	974,111
2029	658,547
Total	$3,580,880